Acquisitions and Divestitures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Business Combination and Asset Acquisition [Abstract]
Gain from divestiture of business	$ 25	$ 50